SHARE CAPITAL AND RESERVES (Details 1) - $ / shares		1 Months Ended		12 Months Ended
	Jan. 11, 2022	Oct. 31, 2022	Oct. 26, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
SHARE CAPITAL AND RESERVES
Number of Outstanding Options, beginning				995,700	0	0
Number of Options granted				3,204,300	1,995,700
Number of Options exercised					(1,000,000)	0
Number of Outstanding Options, Ending				4,200,000	995,700	0
Weighted average exercise price Option, beginning				$ 0.20	$ 0	$ 0
Weighted average exercise price granted				0.20	0.20
Weighted average exercise price exercised	$ 0.20	$ 0.20	$ 0.20	0.20	0.20	0
Weighted average exercise price Option, Ending				$ 0.20	$ 0.20	$ 0